Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Schedule of Vessels, Net
Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2017	$1,505,013	$(254,970)	$1,250,043
Additions	234,000	(56,052)	177,948
Disposals	(51,739)	7,353	(44,386)
Balance at December 31, 2018	$1,687,274	$(303,669)	$1,383,605
Additions	5,563	(32,402)	(26,839)
Disposals	(44,000)	794	(43,206)
Balance at June 30, 2019	$1,648,837	$(335,277)	$1,313,560